Other Liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities [Abstract]
Other liabilities
13	Other liabilities

	Note	December 31, 2024	December 31, 2025
		RMB	RMB
Guarantee repayments from sales partner	(i)	903,573,569	776,084,008
Guarantee liabilities	(ii)	355,474,674	459,340,708
Settlement and clearing accounts	(iii)	222,315,820	386,209,816
Collaboration cost payable	(iv)	54,131,483	45,940,989
Other tax payable	(v)	49,744,896	9,419,865
Receipt in advance	(vi)	30,613,918	59,967,940
Customer pledged deposits	(vii)	41,857,183	45,024,448
Amounts due to third parties	(viii)	7,252,415	1,071,279
Accrued expenses	(ix)	11,868,417	1,089,005
Others	(x)	9,622,431	9,862,835
Total		1,686,454,806	1,794,013,893

(i)	Under the collaboration model, sales partners are required to provide a certain level of guarantee of repayment for loans recommended. Guarantee repayments from sales partner mainly consist of repayments collected from sales partners who exercise the guarantee, and those repayments will be returned to trust company.

(ii)	In 2021, the Group started to cooperate with a third-party financing guarantee corporation, Guangzhou Nanfeng, that directly provides guarantee services to commercial banks. According to relevant financial guarantee arrangements, Guangzhou Nanfeng will fulfil its obligations to purchase defaulted loans. However, the Group is required to provide deposits and replenish such deposits from time to time to Guangzhou Nanfeng for its obligations of purchasing defaulted loans. Effectively, the Group provides back-to-back guarantee to Guangzhou Nanfeng and takes on all of the credit risk of the borrowers. These financial guarantee contracts are accounted for as guarantee liabilities under ASC 460, Guarantees. Maximum potential undiscounted future payment that the Group would be required to make were RMB1.86 billion and RMB1.35 billion, as of December 31, 2024 and December 31, 2025, respectively. The Group recognized both a stand-ready guarantee liability under ASC 460 with an associated guarantee receivable, amounting RMB4,197,264 and RMB660,190 for fiscal year 2024 and 2025, respectively, and a contingent guarantee liability with an allowance for credit losses of the underlying loans under current expected credit loss (“ACL”) model for these financial guarantee provided for off-balance sheet loans, amounting RMB351,277,409 and RMB458,680,518 for fiscal year 2024 and 2025, respectively. The increase in contingent guarantee liabilities under ACL model from December 31, 2024 to December 31, 2025 is mainly due to the increase of loans defaulted which was guaranteed by Guangzhou Nanfeng.

(iii)	The Group transferred loans to third party investors and recorded these transactions as sales in Note 5(c). After the transfer, the contract terms related to payment proceeds from the loans remain the same: The Group collects payments of loans and then disburses the proceeds from the relevant loans to third-party transferees.

(iv)	The collaboration cost for sales partners is a percentage of the loan principal amount that the sales partners recommended to the Group and is calculated by subtracting the project cost, a cost which is agreed between the Group and the sales partners that will vary based on different terms of loans, from interest and fees income received from borrowers.

(v)	Other tax payables mainly represent value-added tax and surcharges payables.

(vi)	Receipt in advance consists of advance for interest and financing service fees on loans and down payments of loans held-for-sale by loan transferees.

(vii)	Customer pledged deposits mainly consist of the deposits collected from certain customers to reduce the risk of failure to make payments on schedule.

(viii)	Amounts due to third parties are payments to be paid for third parties.

(ix)	Accrued expenses mainly consist of promotional costs relating to building the collaboration model and expenses payable to consultants such as the auditor and lawyer.

(x)	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.